Share capital and warrants (Tables)	12 Months Ended
Dec. 31, 2023
Share capital and warrants
Summary of movements for the warrants outstanding

	2023		2022
		Weighted		Weighted
	Number of	average	Number of	average
	Warrants	exercise price	Warrants	exercise price
		$		$
Balance – Beginning of year	24,046,640	17.86	4,929,791	30.00
Issued – Brokered private placement	—	—	7,752,916	22.80
Issued – Non-brokered private placement(i)	—	—	11,363,933	13.53
Issued – Bought deal financing(ii)	7,841,850	8.55	—	—
Warrants expired	(4,929,791)	30.00	—	—
Balance – End of year	26,958,699	12.93	24,046,640	17.86

Schedule of outstanding warrants with maturity dates and exercise terms

The outstanding warrants have the following a maturity dates and exercise terms:

Tranche	Warrant CUSIP	Maturity	Number of Warrants	Exercise Price(ii)		Conversion
2022 Brokered private placement	68828E221	02-Mar-27	7,752,916		$14.75	Each one warrant entitling the holder thereof to purchase one common share of the Company
2022 Non-brokered private placement	68828E239	27-May-27	11,363,933	US$	10.70	Each one warrant entitling the holder thereof to purchase one common share of the Company
2023 Bought deal financing	68828E262	02-Mar-26	7,841,850		$8.55	Each one warrant entitling the holder thereof to purchase one common share of the Company

(i)	Exercise price of warrants issued in non-brokered private placement is in USD.
(ii)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the brokered and non-brokered private placements. The exercise price to purchase one additional common share was reduced from $22.80 to $14.75 for the brokered private placement and from US$18.00 to US$10.70 for the non-brokered private placements. The increase in fair value of the amended share purchase warrants classified as equity instruments was estimated to $4.5 million and recorded directly in the Deficit, considering the fair value of the original warrants left at the date of the modification, using the Black-Scholes option pricing model based on the following assumptions:

Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility	66%
Risk-free interest rate	2.9%
Expected life	4 years
Share price	$6.20

Schedule of Capital Management

	2023	2022
	($)	($)
Long-term debt(i)	16,923	16,919
Total equity	585,188	730,434
Balance – End of year	602,111	747,353

(i)	Excluding the additional available credit facility entered in by the Company on March 1, 2024 (Note 34).